H5 Fees to auditors	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
H5 Fees to auditors

Fees to auditors

	Deloitte	Others	Total

2025

Audit fees	181	1	182

Audit-related fees	3	3	6

Tax fees	6	46	52

All other fees	3	8	11

Total	193	58	251

2024

Audit fees	178	21	199

Audit-related fees	4	3	7

Tax fees	3	50	53

All other fees	2	35	37

Total	187	109	296

2023

Audit fees	164	8	172

Audit-related fees	6	–	6

Tax fees	12	13	25

All other fees	–	37	37

Total	182	58	240
At the 2025 Annual General Meeting, Deloitte was appointed auditor for the period until the 2026 Annual General Meeting.
The audit-related services include quarterly reviews and assurance regarding Ericsson’s Sustainability and Corporate Responsibility Report. The tax services include corporate tax compliance work. Other services include work related to agreed-upon-procedures engagements.